Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 28, 2019
Registrant Name	dei_EntityRegistrantName	GraniteShares ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001689873
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2019
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COMB
Risk/Return [Heading]	rr_RiskReturnHeading	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, if the Fund’s use of derivatives were reflected, the Fund’s portfolio turnover rate would be higher.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your shares at the end of each period.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “COMB Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The COMB Benchmark provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the COMB Benchmark. The weightings of the components of the COMB Benchmark are based on (1) liquidity data, which is the relative amount of trading activity of a particular commodity; (2) production data, which measures the importance of a commodity to the world economy; and (3) diversification rules that attempt to reduce disproportionate weightings of any single commodity. Rather than being driven by micro-economic events affecting one commodity market or sector, the COMB Benchmark is comprised of futures contracts on a broad basket of underlying commodities, which potentially reduces volatility in comparison with narrower commodity baskets.

Currently, the COMB Benchmark consists of 23 commodities futures contracts with respect to 21 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, low sulfur gas oil, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. The COMB Benchmark reflects the return from these commodity futures contracts.

While the Fund generally will seek exposure to the commodity futures markets included in the COMB Benchmark, the Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the COMB Benchmark, may not invest in all of the COMB Benchmark’s components or in the same proportion as the COMB Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the COMB Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund expects initially to gain exposure to the commodity futures markets by investing in commodity futures contracts (“Commodity Futures”). The Fund does not expect to invest directly in Commodity Futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares COMB Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

The Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the price movement of an underlying commodity or commodity index. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps” or “Swaps”) are contractual agreements whereby the cash flows agreed upon between the parties to the agreement are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The Fund may enter into some Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The Fund may invest in Commodity Swaps as its assets grow.

Other commodity-linked instruments. The Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes (“ETNs”) and other ETFs) and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative instrument. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or commodity futures contract.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the Fixed Income Securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Concentration Policy

The Fund may not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries. This restriction will not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds and ETFs. There can be no assurance that the investment objective of the Fund will be achieved. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Agricultural Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities, including soybeans, corn, soybean meal, soybean oil, wheat, HRW wheat, coffee, sugar, cocoa and cotton. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its shares in kind, will be passed on to redeemers of Creation Units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Clearing Broker Risk

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk-segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Commodity and Commodity-Linked Derivative Risk

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as Commodity Futures, Commodity Swaps, as well as other commodity-linked instruments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of commodity-linked derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Commodity Futures. Risks of Commodity Futures include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owed but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Commodity Swaps. If a counterparty to a Commodity Swap agreement becomes bankrupt or otherwise fails to perform its obligations under the Swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared Swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. Credit risk of cleared Swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Under certain market conditions, the Fund may invest in a single Swap, and a bankruptcy or other performance failure by the counterparty to the Swap could cause the Fund to lose the assets held by the swap provider. Swaps are subject to pricing risk (i.e., Swaps may be hard to value) and may be considered illiquid.

Commodity-Linked Note Risk

Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

Commodity Pool Risk

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Credit Risk

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due.

Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Energy Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain energy-related commodities, including WTI crude oil, Brent Crude Oil, gas oil, heating oil, low sulfur gas oil, RBOB gasoline, ULS diesel and natural gas. The market values of such commodities are strongly affected by the supply of, and demand for, those commodities, as well as, among other factors, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization, world event, technological advances and general economic conditions. Therefore, energy commodities are subject to swift price fluctuations, and investments in such commodities can be cyclical and/or highly volatile. Additionally, significant declines in the price of oil may contribute to significant market volatility, which may materially adversely affect the Fund’s performance.

Exchange-Traded Note Risk

ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Fixed Income Securities Risk

The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

●	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.

●	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.

●	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

Gap Risk

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Increased Competition Risk

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

Index Futures Risk

The value of commodity futures contracts reflecting the performance of the COMB Benchmark could be affected by factors that do not directly affect the COMB Benchmark, and accordingly, the value of such Index Futures and the level of the COMB Benchmark may vary from each other.

Index-Related Risk

Errors in COMB Benchmark data, COMB Benchmark computations and/or the construction of the COMB Benchmark in accordance with its methodology may occur from time to time and may not be identified and corrected by Bloomberg for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Investment Company Risk

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory and administrative fees.

Leverage Risk

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Liquidity Risk

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value, especially in changing or volatile markets. In addition, a lack of liquidity in the market for the Fund’s shares may lead to differences between the market price of the Fund’s shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in Fixed Income Securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Management Risk

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Metals Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, lead, nickel, zinc, gold and silver. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would adversely affect the Fund’s performance.

Non-Diversification Risk

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

Portfolio Turnover Risk

The Fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Roll Yield Risk

As the futures contracts held by the Fund near expiration, they may be replaced by contracts that have a later expiration. During situations where the cost of futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the Fund may experience losses.

Secondary Market Trading Risk

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in Fund shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s shares and their underlying value.

Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This may be reflected as a spread between the bid and ask prices for Fund shares quoted during a trading day or a premium or discount in the closing price of Fund shares from the Fund’s net asset value. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Subsidiary Investment Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. The Fund expects its income with respect to the Subsidiary will be qualifying income. However, there is a risk that the Internal Revenue Service (“IRS”) could issue regulations or other guidance holding, or could assert, that the Fund’s income with respect to the Subsidiary is not qualifying income for purposes of the Fund remaining qualified as a RIC. In such circumstances, the Fund may fail to qualify as a RIC or be required to make changes to its operations, which may affect the Fund's ability to gain investment exposure to commodities. Fund shareholders may also experience adverse tax consequences in such circumstances. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s total assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI.

U.S. Government Securities Risk

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day.

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily net asset value and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “Intraday Interim Value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the financial instruments and/or cash required to be deposited in exchange for a Creation Unit (as defined below). The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s net asset value, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio investments held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-476-8747
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.graniteshares.com
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns for 1 year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 4.64% (quarter ended December 31, 2017) and the Fund’s lowest quarterly return was -9.53% (quarter ended December 31, 2018). The calendar year-to-date total return of the Fund as of September 30, 2019 was 2.89%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Annual Return 2017	rr_AnnualReturn2017	4.92%
Annual Return 2018	rr_AnnualReturn2018	(11.79%)
1 Year	rr_AverageAnnualReturnYear01	(11.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2017
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.95%)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Bloomberg Commodity Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COMG
Risk/Return [Heading]	rr_RiskReturnHeading	GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, if the Fund’s use of derivatives were reflected, the Fund’s portfolio turnover rate would be higher.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your shares at the end of each period.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the S&P GSCI Index (the “GSCI Benchmark”), which is designed to be measure of commodity market performance over time.

The commodity futures contracts represented in the GSCI Benchmark are weighted based on global production values to reflect the relative significance of the physical commodities underlying such commodity futures contracts to the world economy.

Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gas oil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver. The GSCI Benchmark reflects the return from these commodity futures contracts.

While the Fund generally will seek exposure to the commodity futures markets included in the GSCI Benchmark, the Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the GSCI Benchmark, may not invest in all of the GSCI Benchmark’s components or in the same proportion as the GSCI Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the GSCI Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K1” because it is designed to operate differently than commodity-based exchange traded funds that distribute to shareholders a “Schedule K-1.” Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund will gain exposure to the commodity futures markets by investing initially in commodity futures contracts (“Commodity Futures”). The Fund does not expect to invest directly in Commodity Futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

The Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps, or “Swaps”) are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The Fund may enter into some Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The Fund may invest in Commodity Swaps as its assets grow.

Other commodity-linked instruments. The Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes (“ETNs”) and other ETFs) and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative instrument. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or commodity futures contract.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the Fixed Income Securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Concentration Policy

The Fund may not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries. This restriction will not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds and ETFs. There can be no assurance that the investment objective of the Fund will be achieved. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Agricultural Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities, including soybeans, corn, soybean meal, soybean oil, wheat, HRW wheat, coffee, sugar, cocoa and cotton. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its shares in kind, will be passed on to redeemers of Creation Units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Clearing Broker Risk

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

Commodity and Commodity-Linked Derivative Risk

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked swaps, commodity futures, and commodity index futures, as well as other commodity-linked instruments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of commodity-linked derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Commodity Futures. Risks of Commodity Futures include: (i) an imperfect correlation between the value of the Commodity Futures and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a Commodity Future when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owed but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Commodity Swaps. If a counterparty to a Commodity Swap becomes bankrupt or otherwise fails to perform its obligations under the Swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s Swap, but it does not eliminate those risks completely. Credit risk of cleared Swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Under certain market conditions, the Fund may invest in a single Swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the Fund to lose the assets held by the Swap provider. Swaps are subject to pricing risk (i.e., Swaps may be hard to value) and may be considered illiquid.

Commodity-Linked Note Risk

Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

Commodity Pool Risk

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Credit Risk

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due.

Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Energy Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain energy-related commodities, including WTI crude oil, Brent Crude Oil, gas oil, heating oil, low sulfur gas oil, RBOB gasoline, ULS diesel and natural gas. The market values of such commodities are strongly affected by the supply of, and demand for, those commodities, as well as, among other factors, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization, world event, technological advances and general economic conditions. Therefore, energy commodities are subject to swift price fluctuations, and investments in such commodities can be cyclical and/or highly volatile. Additionally, significant declines in the price of oil may contribute to significant market volatility, which may materially adversely affect the Fund’s performance.

Exchange-Traded Note Risk

ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Fixed Income Securities Risk

The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. In March 2017, the Federal Reserve Board raised the target range for the federal funds rate to 3/4 to 1 percent and addressed how it would determine the timing and size of future adjustments to the target range for the federal funds rate. In addition, potential future changes in government policy, such as increased federal spending, may cause interest rates to rise.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

●	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.

●	Credit Risk – An investment in the Fund also involves the risk that the issuer of a fixed income security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

●	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

Gap Risk

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Increased Competition Risk

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

Index Futures Risk

The value of commodity futures contracts reflecting the performance of the GSCI Benchmark could be affected by factors that do not directly affect the GSCI Benchmark, and accordingly, the value of such Index Futures and the level of the GSCI Benchmark may vary from each other.

Index-Related Risk

Errors in GSCI Benchmark data, GSCI Benchmark computations and/or the construction of the GSCI Benchmark in accordance with its methodology may occur from time to time and may not be identified and corrected by S&P Dow Jones Indices LLC (“S&P”) for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Investment Company Risk

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory and administrative fees.

Leverage Risk

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Liquidity Risk

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value, especially in changing or volatile markets. In addition, a lack of liquidity in the market for the Fund’s shares may lead to differences between the market price of the Fund’s shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in Fixed Income Securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Management Risk

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Metals Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, lead, nickel, zinc, gold and silver. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would adversely affect the Fund’s performance.

Non-Diversification Risk

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

Portfolio Turnover Risk

The Fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Roll Yield Risk

As the futures contracts held by the Fund near expiration, they may be replaced by contracts that have a later expiration. During situations where the cost of futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the Fund may experience losses.

Secondary Market Trading Risk

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in Fund shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s shares and their underlying value.

Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This may be reflected as a spread between the bid and ask prices for Fund shares quoted during a trading day or a premium or discount in the closing price of Fund shares from the Fund’s net asset value. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Subsidiary Investment Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. The Fund expects its income with respect to the Subsidiary will be qualifying income. However, there is a risk that the Internal Revenue Service (“IRS”) could issue regulations or other guidance holding, or could assert, that the Fund’s income with respect to the Subsidiary is not qualifying income for purposes of the Fund remaining qualified as a RIC. In such circumstances, the Fund may fail to qualify as a RIC or be required to make changes to its operations, which may affect the Fund's ability to gain investment exposure to commodities.Fund shareholders may also experience adverse tax consequences in such circumstances. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s total assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI.

U.S. Government Securities Risk

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day.

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily net asset value and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “Intraday Interim Value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the financial instruments and/or cash required to be deposited in exchange for a Creation Unit (as defined below). The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s net asset value, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio investments held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns for 1 year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-476-8747
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.graniteshares.com
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 9.54% (quarter ended December 31, 2017) and the Fund’s lowest quarterly return was -23.02% (quarter ended December 31, 2018). The calendar year-to-date total return of the Fund as of September 30, 2019 was 8.14%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2017	rr_AnnualReturn2017	10.98%
Annual Return 2018	rr_AnnualReturn2018	(14.35%)
1 Year	rr_AverageAnnualReturnYear01	(14.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.63%)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.21%)
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF | S&P GSCI Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
GraniteShares HIPS US High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIPS
Risk/Return [Heading]	rr_RiskReturnHeading	GraniteShares Hips Us High Income Etf – Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GraniteShares HIPS US High Income ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the TFMS HIPS Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities and derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your shares at the end of each period.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Index. The rules-based Index measures the performance of up to 300 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. This “high income, pass-through” strategy is known as HIPS.

The Index

The Index is constructed to capture up to 60 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) real estate investment trusts (“REITS”), (iii) asset management and business development companies (“BDCs”), and (iv) energy production and energy transportation and processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). CEFs included in the Index are option income funds and taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities.

The Index applies a quantitative screen to the securities in such sectors for minimum market capitalizations and minimum liquidity thresholds. The Index then selects up to 15 securities with the highest yield and lowest volatility over a prescribed time period for each sector with all securities equally weighted. Finally, the Index adjusts the weights of each sector to minimize the Index volatility and maximize the Index return, as measured over a prescribed time period, subject to a minimum sector weight of 15% and a maximum MLP sector weight of 25%. The Index may include small-, mid-, and large-capitalization companies meeting the screening criteria.

The Index is reconstituted annually and rebalanced only if the MLP sector weight exceeds 25% at the end of a quarter.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index, but may, when the adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics are expected to closely resemble the risk, return and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. GraniteShares Advisors LLC (“GraniteShares” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

Concentration Policy

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. There can be no assurance that the investment objective of the Fund will be achieved.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

Bank Debt Risk

The Fund may invest in CEFs that primarily invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which such CEFs invest may be rated below investment grade.

BDC Risk

BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value (“NAV”). BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

Below Investment-Grade Instruments Risk

The Fund may invest in CEFs that primarily invest in below-investment grade debt (also known as “junk bonds”). Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high-risk investments that may cause income and principal losses for such CEFs and consequently, negatively affect the value of the Fund’s investment in such CEFs.

Cash Redemption Risk

The Fund’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Concentration Risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Equity Market Risk

Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. In addition, the equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Fixed Income Securities Risk

The Fund may invest in CEFs that invest primarily in debt securities. Debt securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

●	Credit Risk – Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

●	Interest Rate Risk – Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

●	Variable and Floating Rate Instrument Risk – The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

Foreign Securities Risk

The Fund may invest in CEFs that invest primarily in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be even greater for securities of companies organized in emerging market nations.

Index-Related Risk

Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Investment Company Risk

The risks of investment in investment companies, such as CEFs and BDCs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in exchange-listed investment companies (“ETPs”) are also subject to the following risks: (i) the market price of an ETP’s shares may trade above or below their NAV; (ii) an active trading market for an ETP’s shares may not develop or be maintained; and (iii) trading of an ETP’s shares may be halted for a number of reasons.

Large-Sized Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

MLP Risk

MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is the risk that an MLP will fail to qualify for favorable tax treatment.

Mortgage- and Asset-Backed Securities Risk

Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks (see “Debt Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

Passive Investment Risk

The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

REIT Investment Risk

Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Secondary Market Trading Risk

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in Fund shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s shares and their underlying value.

Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This may be reflected as a spread between the bid and ask prices for Fund shares quoted during a trading day or a premium or discount in the closing price of Fund shares from the Fund’s net asset value. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Sector Risk

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Energy Sector Risk. The Fund will invest significantly in securities, particularly MLPs, tied to the energy sector and energy infrastructure. Companies operating in the energy sector are subject to significant governmental regulation and may be affected by fluctuations in the prices of energy commodities, the depletion of natural resources, and changes in the supply or demand for energy commodities. Rising interest rates can also adversely impact the financial performance of these companies by increasing their costs of capital. Extreme weather or other natural disasters, threats of or actual attacks by terrorists, and significant accidents or similar events may adversely affect the securities issued by the company.

Finance and Insurance Sector Risk. The Fund may invest in companies in the finance and insurance sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Real Estate Sector Risk. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Small and Mid-Sized Company Risk

Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

Tax Risk

The Fund intends to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting certain source-of-income, asset diversification and annual distribution requirements. RICs are generally subject to favorable tax treatment under the Code. To meet the diversification requirements, the Fund must generally limit its investments in MLPs to no more than 25% of the Fund’s total assets. If the Fund fails to qualify for treatment as a RIC, the Fund may be subject to tax on its income at corporate rates, distributions from the Fund may be taxable to shareholders, and shareholders’ returns on their investments in the Fund could be significantly reduced.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. To distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments.

MLPs taxed as partnerships have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to limited partners or members, due to a variety of factors, including significant non-cash deductions such as depreciation and depletion. These excess cash distributions would not be treated as income to the Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, the Fund may make distributions that exceed its earnings and profits, which would be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in shares and result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder’s basis in shares has been reduced to zero, distributions in excess of earnings and profits in respect of those shares will be treated as gain from the sale of the shares.

Tracking Error Risk

As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures ad opted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily net asset value and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “Intraday Interim Value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the financial instruments and/or cash required to be deposited in exchange for a Creation Unit (as defined below). The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s net asset value, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio investments held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-476-8747
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.graniteshares.com
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart above, the Fund’s highest quarterly return was 9.24% (quarter ended June 30, 2016), and the Fund’s lowest quarterly return was -13.53% (quarter ended December 31, 2018). The calendar year-to-date total return of the Fund as of September 30, 2019 was 18.21%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2018
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

GraniteShares HIPS US High Income ETF | GraniteShares HIPS US High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Annual Return 2016	rr_AnnualReturn2016	21.12%
Annual Return 2017	rr_AnnualReturn2017	7.16%
Annual Return 2018	rr_AnnualReturn2018	(8.94%)
1 Year	rr_AverageAnnualReturnYear01	(8.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2015
GraniteShares HIPS US High Income ETF | GraniteShares HIPS US High Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)
GraniteShares HIPS US High Income ETF | GraniteShares HIPS US High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)
GraniteShares HIPS US High Income ETF | GraniteShares HIPS US High Income ETF | TFMS HIPS Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
GraniteShares HIPS US High Income ETF | GraniteShares HIPS US High Income ETF | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expensesreflect Fund expenses paid indirectly and do not correlate to the expense ratios in the Funds Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.